Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments Tables
Schedule of carrying value and fair value of financial assets and liabilities

Financial instruments as of the dates indicated were as follows

(dollars in thousands):

			Quoted Prices
			In Active	Significant
			Markets for	Other	Significant
			Identical	Observable	Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2013
Assets
Cash and due from banks	$20,479	$20,479	$20,479	$—	$—
Securities available for sale	136,082	136,082	214	124,540	11,328
Federal Home Loan Bank and Federal
Reserve Bank stock	3,750	3,750	—	3,750	—
Loans held for sale	931	957	—	957	—
Loans, net	311,231	313,659	—	—	313,659

Liabilities
Noninterest-bearing deposits	102,243	102,243	—	102,243	—
Interest-bearing deposits	315,884	316,222	—	316,222	—
Repurchase agreements	26,033	26,034	—	26,034	—
Federal Home Loan Bank advances	6,392	6,428	—	6,428	—

December 31, 2012
Assets
Cash and due from banks	$19,034	$19,034	$19,034	$—	$—
Securities available for sale	134,492	134,492	—	131,893	2,599
Federal Home Loan Bank and Federal
Reserve Bank stock	3,750	3,750	—	3,750	—
Loans held for sale	1,874	1,933	—	1,933	—
Loans, net	305,616	310,175	—	—	310,175

Liabilities
Noninterest-bearing deposits	101,861	101,861	—	101,861	—
Interest-bearing deposits	322,338	323,457	—	323,457	—
Repurchase agreements	19,572	19,573	—	19,573	—
Federal Home Loan Bank advances	420	485	—	485	—